Supplemental Information	12 Months Ended
Dec. 31, 2020
Disclosure Of Supplemental Information [Abstract]
Supplemental Information

NOTE 25. SUPPLEMENTAL INFORMATION

Components of changes in non-cash working capital balances are as follows:

	2020	2019
Accounts receivable	$103,857	$51,152
Inventory	5,181	1,157
Accounts payable and accrued liabilities	(53,666)	(61,376)
	$55,372	$(9,067)
Pertaining to:
Operations	$55,391	$(4,493)
Investments	(19)	(4,574)

The components of accounts receivable are as follows:

	2020	2019
Trade	$113,933	$211,797
Accrued trade	16,769	32,167
Prepaids and other	76,507	66,240
	$207,209	$310,204

The components of accounts payable and accrued liabilities are as follows:

	2020	2019
Accounts payable	$56,922	$91,468
Accrued liabilities:
Payroll	44,533	54,334
Other	49,502	53,676
	$150,957	$199,478

Precision presents expenses in the consolidated statements of earnings by function with the exception of depreciation and amortization, gain on asset disposals, loss on asset decommissioning and reversal of impairment of property, plant and equipment, which are presented by nature. Operating expense and general and administrative expense would include $293 million (2019 – $282 million) and $11 million (2019 – $15 million), respectively, of depreciation and amortization, gain on asset disposals, loss on asset decommissioning and reversal of impairment of property, plant and equipment if the statements of earnings (loss) were presented purely by function. The following table presents operating and general and administrative expenses by nature:

	2020	2019
Wages, salaries and benefits	$438,209	$697,935
Wage subsidies	(26,297)	—
Purchased materials, supplies and services	240,591	429,365
Share based compensation	19,847	22,115
	$672,350	$1,149,415
Allocated to:
Operating expense	$583,420	$1,038,967
General and administrative	70,869	104,010
Restructuring	18,061	6,438
	$672,350	$1,149,415